Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have developed and implemented a cybersecurity risk management program designed to safeguard the confidentiality, integrity and availability of systems, data and applications. Our cybersecurity risk management program includes processes and controls designed to assess, identify and manage cybersecurity risks, which is integrated into our overall enterprise risk management system and processes.
We have developed our program in accordance with the standards outlined in the International Organization for Standardization and the International Electrotechnical Commission 27001 (“ISO 27001”), and Borr Drilling currently maintains an ISO 27001 certification.
Our cybersecurity risk management program includes:
a.Risk Assessment: Defined in our information security management system (“ISMS”), our risk assessment process is designed to help identify, analyze and prioritize material cybersecurity risks to our critical systems, information and our broader enterprise information technology (“IT”) environment;
b.Incident Response Plan: Our incident response plan is a defined plan that includes processes and procedures for prevention, detection, mitigation and remediation of potential cybersecurity incidents;
c.Security Awareness Campaigns: We undertake security awareness campaigns via various channels, including required trainings, simulations, emails, screen savers, and others, to educate personnel about cybersecurity risks and to maintain threat awareness; and
d.External Service Providers: We collaborate with third-party security specialists, where applicable, to enhance the effectiveness of our cybersecurity processes and controls. We have processes to oversee and identify risks associated with third-party service providers embedded as part of our risk management program, which includes due diligence on new service providers and third-parties with which we have contractual obligations.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program includes processes and controls designed to assess, identify and manage cybersecurity risks, which is integrated into our overall enterprise risk management system and processes.
We have developed our program in accordance with the standards outlined in the International Organization for Standardization and the International Electrotechnical Commission 27001 (“ISO 27001”), and Borr Drilling currently maintains an ISO 27001 certification.
Our cybersecurity risk management program includes:
a.Risk Assessment: Defined in our information security management system (“ISMS”), our risk assessment process is designed to help identify, analyze and prioritize material cybersecurity risks to our critical systems, information and our broader enterprise information technology (“IT”) environment;
b.Incident Response Plan: Our incident response plan is a defined plan that includes processes and procedures for prevention, detection, mitigation and remediation of potential cybersecurity incidents;
c.Security Awareness Campaigns: We undertake security awareness campaigns via various channels, including required trainings, simulations, emails, screen savers, and others, to educate personnel about cybersecurity risks and to maintain threat awareness; and
d.External Service Providers: We collaborate with third-party security specialists, where applicable, to enhance the effectiveness of our cybersecurity processes and controls. We have processes to oversee and identify risks associated with third-party service providers embedded as part of our risk management program, which includes due diligence on new service providers and third-parties with which we have contractual obligations.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity is an important part of our risk management processes and an area of focus for our Board and management. The Board has delegated the oversight of cybersecurity risk management program to the Audit Committee, who manages this oversight through our ISMS Forum. The ISMS Forum is a group of Company executives and IT professionals, including our Chief Information Security Officer (“CISO”), who conducts periodic reviews to assess the performance of our ISMS as part of the ISO 27001 standards. The ISMS Forum meetings are also attended by a member of the Audit Committee. The ISMS Forum actively participates in these reviews, where cybersecurity risks and metrics are evaluated among other strategic considerations. This approach is intended to ensure that management is actively involved in all matters related to cybersecurity and is making risk-based decisions.
The ISMS Forum provides updates to the Board of Directors on key components of our program and our cybersecurity risks and updates the Board, as necessary, regarding any material cybersecurity incidents.
Our IT organization is headed by our IT Director, who acts as our CISO and is a member of the ISMS Forum. The IT Director is responsible for assessing and managing material risks from cybersecurity threats. Our IT Director has over 20 years of IT operational, tactical and strategical experience including IT infrastructure and ISO 27001 with over 10 years being in the offshore drilling industry. Our IT organization cooperates with a third-party cybersecurity partner who provides IT services and support. Our IT organization has primary responsibility for our prevention, detection, mitigation and remediation of cybersecurity incidents and our overall cybersecurity risk management program and is supported by a trusted cybersecurity partner. Our IT organization has members with over 15 years of experience in the areas of information security, digital transformation and enterprise risk management across multiple industries.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board has delegated the oversight of cybersecurity risk management program to the Audit Committee, who manages this oversight through our ISMS Forum.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	ISMS Forum provides updates to the Board of Directors on key components of our program and our cybersecurity risks and updates the Board, as necessary, regarding any material cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]	The ISMS Forum is a group of Company executives and IT professionals, including our Chief Information Security Officer (“CISO”), who conducts periodic reviews to assess the performance of our ISMS as part of the ISO 27001 standards. The ISMS Forum meetings are also attended by a member of the Audit Committee. The ISMS Forum actively participates in these reviews, where cybersecurity risks and metrics are evaluated among other strategic considerations. This approach is intended to ensure that management is actively involved in all matters related to cybersecurity and is making risk-based decisions.
The ISMS Forum provides updates to the Board of Directors on key components of our program and our cybersecurity risks and updates the Board, as necessary, regarding any material cybersecurity incidents.
Our IT organization is headed by our IT Director, who acts as our CISO and is a member of the ISMS Forum. The IT Director is responsible for assessing and managing material risks from cybersecurity threats. Our IT Director has over 20 years of IT operational, tactical and strategical experience including IT infrastructure and ISO 27001 with over 10 years being in the offshore drilling industry. Our IT organization cooperates with a third-party cybersecurity partner who provides IT services and support. Our IT organization has primary responsibility for our prevention, detection, mitigation and remediation of cybersecurity incidents and our overall cybersecurity risk management program and is supported by a trusted cybersecurity partner. Our IT organization has members with over 15 years of experience in the areas of information security, digital transformation and enterprise risk management across multiple industries.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our IT organization is headed by our IT Director, who acts as our CISO and is a member of the ISMS Forum. The IT Director is responsible for assessing and managing material risks from cybersecurity threats
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our IT Director has over 20 years of IT operational, tactical and strategical experience including IT infrastructure and ISO 27001 with over 10 years being in the offshore drilling industry.Our IT organization has members with over 15 years of experience in the areas of information security, digital transformation and enterprise risk management across multiple industrie
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The ISMS Forum is a group of Company executives and IT professionals, including our Chief Information Security Officer (“CISO”), who conducts periodic reviews to assess the performance of our ISMS as part of the ISO 27001 standards. The ISMS Forum meetings are also attended by a member of the Audit Committee. The ISMS Forum actively participates in these reviews, where cybersecurity risks and metrics are evaluated among other strategic considerations. This approach is intended to ensure that management is actively involved in all matters related to cybersecurity and is making risk-based decisions.
The ISMS Forum provides updates to the Board of Directors on key components of our program and our cybersecurity risks and updates the Board, as necessary, regarding any material cybersecurity incidents.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true